Other Income	12 Months Ended
Sep. 30, 2025
Other Income [Abstract]
Other income

11. Other income

Other income of US$1,656,710 in fiscal 2025 is mainly related to: i) US$1,200,000 gain on settlement of accounts payable, and ii) US$480,235 gain from disposal of fixed assets. Other income of US$518,007 in fiscal 2024 is mainly related to US$477,115 gain from disposal of fixed assets.